Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2019
Reportable Segments [Abstract]
Disclosure of Revenue, Adjusted Revenue at Constant And Current Rates of Exchange

The following table shows 2019 revenue and adjusted revenue at current rates, and 2019 adjusted revenue translated using 2018 rates of exchange. The 2018 figures are stated at the 2018 rates of exchange.

					2019			2018

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	9,917	456	10,373	–	10,373	9,495	–	9,495

APME	5,157	(4)	5,153	–	5,153	4,882	–	4,882

AMSSA	4,491	(230)	4,261	–	4,261	4,111	–	4,111

ENA	6,118	(78)	6,040	50	6,090	5,824	180	6,004

Revenue	25,683	144	25,827	50	25,877	24,312	180	24,492

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2018 revenue and adjusted revenue at current rates, and 2018 adjusted revenue translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates of exchange.

					2018			2017

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	9,838	(343)	9,495	–	9,495	4,160	–	4,160

APME	5,250	(368)	4,882	–	4,882	4,973	–	4,973

AMSSA	4,560	(449)	4,111	–	4,111	4,323	–	4,323

ENA	6,112	(288)	5,824	180	6,004	5,850	258	6,108

Revenue	25,760	(1,448)	24,312	180	24,492	19,306	258	19,564

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

Disclosure of Segment Results at Constant And Current Rates of Exchange

The following table shows 2019 profit from operations and adjusted profit from operations at current rates, and 2019 adjusted profit from operations translated using 2018 rates of exchange. The 2018 figures are stated at the 2018 rates of exchange.

	2019					2018

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	4,798	238	5,036	(626)	4,410	4,511	(505)	4,006

APME	2,102	(43)	2,059	(306)	1,753	1,948	(90)	1,858

AMSSA	1,912	(70)	1,842	(638)	1,204	1,738	(194)	1,544

ENA	2,220	(27)	2,193	(544)	1,649	2,150	(245)	1,905

Profit from operations	11,032	98	11,130	(2,114)	9,016	10,347	(1,034)	9,313

Net finance costs	(1,466)	(56)	(1,522)	(80)	(1,602)	(1,385)	4	(1,381)

APME	463	7	470	25	495	384	32	416

ENA	3	–	3	–	3	3	–	3

Share of post-tax results of associates and joint ventures	466	7	473	25	498	387	32	419

Profit/(loss) before taxation	10,032	49	10,081	(2,169)	7,912	9,349	(998)	8,351

Taxation (charge)/credit on ordinary activities	(2,498)	(3)	(2,501)	438	(2,063)	(2,364)	223	(2,141)

Profit for the year					5,849			6,210

*

The adjustments to profit from operations, net finance costs, the Group's share of the post-tax results of associates and joint ventures and taxation are explained in notes 3(e) to 3(h), note 4(b), note 5(a), and note 6(b), 6(d) and 6(e), respectively.

The following table shows 2018 profit from operations and adjusted profit from operations at current rates, and 2018 adjusted profit from operations translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates.

	2018					2017

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	4,686	(175)	4,511	(505)	4,006	1,928	(763)	1,165

APME	2,099	(151)	1,948	(90)	1,858	2,049	(147)	1,902

AMSSA	1,922	(184)	1,738	(194)	1,544	1,782	(134)	1,648

ENA	2,217	(67)	2,150	(245)	1,905	2,170	(473)	1,697

Profit from operations	10,924	(577)	10,347	(1,034)	9,313	7,929	(1,517)	6,412

Net finance costs	(1,415)	30	(1,385)	4	(1,381)	(889)	(205)	(1,094)

United States	–	–	–	–	–	624	23,195	23,819

APME	417	(33)	384	32	416	384	29	413

ENA	3	–	3	–	3	4	(27)	(23)

Share of post-tax results of associates and joint ventures	420	(33)	387	32	419	1,012	23,197	24,209

Profit/(loss) before taxation	9,929	(580)	9,349	(998)	8,351	8,052	21,475	29,527

Taxation (charge)/credit on ordinary activities	(2,508)	144	(2,364)	223	(2,141)	(2,091)	10,220	8,129

Profit for the year					6,210			37,656

Summary of Depreciation Amortisation and Impairment Charges

Adjusted profit from operations at constant rates of £11,032 million (2018: £10,924 million; 2017: £7,605 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e), 3(f) and 3(h). These are excluded from segmental profit from operations at constant rates as follows:

	2019					2018

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	249	9	258	391	649	154	289	443

APME	162	1	163	182	345	105	22	127

AMSSA	140	(3)	137	35	172	101	115	216

ENA	218	(2)	216	130	346	143	109	252

	769	5	774	738	1,512	503	535	1,038

	2018					2017

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	158	(4)	154	289	443	59	116	175

APME	111	(6)	105	22	127	111	24	135

AMSSA	100	1	101	115	216	102	32	134

ENA	148	(5)	143	109	252	162	296	458

	517	(14)	503	535	1,038	434	468	902

Disclosure of Additional Information by Product Category

Additional information by product category

Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

					2019			2018

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

Combustibles	22,892	59	22,951	50	23,001	21,892	180	22,072

New Categories	1,214	41	1,255	–	1,255	917	–	917

Vapour	392	9	401	–	401	318	–	318

THP	693	35	728	–	728	565	–	565

Modern Oral	129	(3)	126	–	126	34	–	34

Traditional Oral	1,036	45	1,081	–	1,081	941	–	941

Other	541	(1)	540	–	540	562	–	562

Revenue	25,683	144	25,827	50	25,877	24,312	180	24,492

					2018			2017

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

Combustibles	23,251	(1,359)	21,892	180	22,072	17,913	258	18,171

New Categories	937	(20)	917	–	917	385	–	385

Vapour	325	(7)	318	–	318	168	–	168

THP	576	(11)	565	–	565	202	–	202

Modern Oral	36	(2)	34	–	34	15	–	15

Traditional Oral	975	(34)	941	–	941	415	–	415

Other	597	(35)	562	–	562	593	–	593

Revenue	25,760	(1,448)	24,312	180	24,492	19,306	258	19,564

Disclosure of Geographical Information of External Revenue

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m

External revenue	178	184	203	25,699	24,308	19,361	25,877	24,492	19,564

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Intangible assets	492	529	118,295	123,484	118,787	124,013

Property, plant and equipment	333	404	5,185	4,762	5,518	5,166

Investments in associates and joint ventures	8	–	1,852	1,737	1,860	1,737